SUBSEQUENT EVENTS (Details Narrative)		1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 18, 2022 USD ($) $ / shares	Jan. 31, 2022 $ / shares shares	Jan. 31, 2022 USD ($) $ / shares	Apr. 30, 2021 USD ($) $ / shares shares	Jan. 31, 2021 USD ($) shares	Sep. 30, 2022 USD ($) $ / shares shares	Jul. 31, 2022 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares	Oct. 31, 2021 $ / shares	Mar. 31, 2021 $ / shares	Feb. 19, 2021 $ / shares	Nov. 30, 2020 $ / shares	Oct. 31, 2020 $ / shares	May 31, 2020 $ / shares	Jan. 31, 2020 $ / shares
Stated value | $				$ 13,683,000	$ 8,550,000
Share purchase price											$ 51.20				$ 51.20
Issue discount							0.05
Common stock, par value				$ 0.001			$ 0.001			$ 0.001				$ 0.001
Common Stock [Member]
Issuance of Common Stock, Initial Public Offering, net of Issuance Cost, shares | shares				230,794	383,333
Stated value | $					$ 1,000
Ayala Pharmaceuticals Inc [Member]
Stated value | $								$ 52,241,000
Common stock, par value						$ 0.01		$ 0.01	$ 0.01
Conversion of Stock, Shares Converted | shares						0.1874
Ownership percentage						62.50%
Termination fee | $						$ 600,000,000
Ayala Pharmaceuticals Inc [Member] | Common Stock [Member]
Issuance of Common Stock, Initial Public Offering, net of Issuance Cost, shares | shares								3,940,689
Stated value | $								$ 39,000
Common stock, par value						$ 0.001
Subsequent Event [Member]
Common stock, par value	$ 0.001
Common stock, exchange ratio	equal to the exchange ratio, 0.1874 shares of Advaxis common stock per Ayala share.
Subsequent Event [Member] | Maximum [Member]
Termination fee | $	$ 600,000
Series D Preferred Stock [Member]
Preferred stock conversion price							$ 20.00
Series D Preferred Stock [Member] | Subsequent Event [Member]
Preferred stock conversion price		$ 20.00	$ 20.00
Liquidation preference		The Series D preferred stock will also have a liquidation preference over the common stock, and may be redeemed by the investors, in accordance with certain terms, for a redemption price equal to 105% of the stated value, or in certain circumstances, 110% of the stated value
Advaxis Stockholders [Member] | Ayala Pharmaceuticals Inc [Member]
Ownership percentage						37.50%
Private Placement [Member]
Share purchase price													$ 28.00			$ 100.00
Private Placement [Member] | Ayala Pharmaceuticals Inc [Member]
Common stock, par value												$ 0.01
Private Placement [Member] | Series D Preferred Stock [Member] | Subsequent Event [Member]
Gross proceeds from offering | $			$ 4,750,000
Private Placement [Member] | Institutional Investors [Member] | Series D Preferred Stock [Member]
Issuance of Common Stock, Initial Public Offering, net of Issuance Cost, shares | shares		1,000,000
Stated value | $							$ 5,000,000
Share purchase price							$ 4.75
Private Placement [Member] | Institutional Investors [Member] | Series D Preferred Stock [Member] | Subsequent Event [Member]
Issuance of Common Stock, Initial Public Offering, net of Issuance Cost, shares | shares		1,000,000
Stated value | $			$ 5,000,000
Share purchase price		$ 4.75	$ 4.75
Issue discount		0.05